CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ 616	$ 138	$ (66)
Adjustments for the following non-cash items:
Depreciation	1,852	1,583	1,501
Unrealized foreign exchange and financial instrument (gain) loss	(492)	258	122
Share of earnings from equity-accounted investments	(186)	(96)	(22)
Deferred income tax recovery	(176)	(150)	(29)
Other non-cash items	(282)	102	(136)
Dividends received from equity-accounted investments	58	89	78
Cash flows from (used in) operations before changes in related parties and working capital balances	1,390	1,924	1,448
Changes in due to or from related parties	7	(19)	2
Net change in working capital balances	468	(194)	(716)
Cash flows from (used in) operating activities	1,865	1,711	734
Financing activities
Proceeds from medium-term notes	293	296	0
Commercial paper, net	(65)	249	(3)
Proceeds from non-recourse borrowings	8,316	9,547	6,877
Repayment of non-recourse borrowings	(6,037)	(6,310)	(3,678)
Capital contributions from participating non-controlling interests – in operating subsidiaries	2,593	1,863	1,200
Capital repaid to participating non-controlling interests – in operating subsidiaries	(248)	(75)	(511)
Issuance of equity instruments and related costs	630	115	592
Redemption and repurchase of equity instruments	(43)	(252)	(153)
Distributions paid:
To participating non-controlling interests – in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(967)	(1,372)	(900)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(990)	(915)	(854)
Borrowings from related party	670	1,470	1,188
Repayments to related party	(1,556)	(1,127)	(1,615)
Cash flows from (used in) financing activities	2,596	3,489	2,143
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	(791)	(2,452)	(1,426)
Investment in equity-accounted investments	(725)	(236)	(54)
Investment in property, plant and equipment	(2,809)	(2,190)	(1,967)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	217	140	827
Purchase of financial assets	(644)	(492)	(58)
Proceeds from financial assets	431	70	220
Restricted cash and other	(35)	94	(86)
Cash flows from (used in) investing activities	(4,356)	(5,066)	(2,544)
Foreign exchange (loss) gain on cash	38	(28)	(35)
Cash and cash equivalents increase	143	106	298
Net change in cash classified within assets held for sale	0	(8)	(5)
Balance, beginning of year	998	900	607
Balance, end of year	1,141	998	900
Supplemental cash flow information:
Interest paid	1,353	1,138	877
Interest received	112	37	45
Income taxes paid	$ 194	$ 112	$ 71